Other (Expenses)/Income - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [line items]
Gain on revaluation of warrants	$ 360,375	$ 2,039,723
Forward Purchase Agreement
Other Income and Expenses [line items]
Fair value losses	2,360,568	$ 48,552,478
Standby Equity Purchase Agreements
Other Income and Expenses [line items]
financial liability and losses	$ 308,056